INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Inventory [Line Items]
Raw materials	$ 35,573	$ 23,469
Work in progress	13,259	12,165
Finished goods	18,824	12,278
Inventories	$ 67,656	$ 47,912